Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional paid-in Capital	Accumulated Other comprehensive loss	Accumulated deficit	Non-controlling interest	Total
BALANCE at Jun. 30, 2023		$ 4,945	[1]	$ 29,427,112	$ (86,658)	$ (17,315,066)	$ (40,898)	$ 11,989,435
BALANCE (in Shares) at Jun. 30, 2023	[1]	494,488,908
Share-based compensations			[1]	449,311				449,311
Capital contribution from non-controlling interest of a subsidiary			[1]				102,282	102,282
Net loss			[1]			(4,301,837)	(61,384)	(4,363,221)
Foreign currency translation adjustment			[1]		40,892			40,892
BALANCE at Jun. 30, 2024		$ 4,945	[1]	29,876,423	(45,766)	(21,616,903)		8,218,699
BALANCE (in Shares) at Jun. 30, 2024	[1]	494,488,908
Share-based compensations			[1]	244,808				244,808
Net loss			[1]			(3,584,213)		(3,584,213)
Foreign currency translation adjustment			[1]		(19,020)			(19,020)
BALANCE at Jun. 30, 2025		$ 4,945	[1]	30,121,231	(64,786)	(25,201,116)		4,860,274
BALANCE (in Shares) at Jun. 30, 2025	[1]	494,488,908
Share-based compensations			[1]	3,225,583				3,225,583
Issuance of shares		$ 10	[1]	18,622,134				18,622,144
Issuance of shares (in Shares)	[1]	985,222
Exercise of share option		$ 4	[1]	102,557				102,561
Exercise of share option (in Shares)	[1]	410,246
Repurchase of share options			[1]	(1,778,780)				(1,778,780)
Net loss			[1]			(11,701,941)		(11,701,941)
Foreign currency translation adjustment			[1]		19,524			19,524
BALANCE at Jun. 30, 2026		$ 4,959	[1]	$ 50,292,725	$ (45,262)	$ (36,903,057)		$ 13,349,365
BALANCE (in Shares) at Jun. 30, 2026	[1]	495,884,376

[1]	Giving retroactive effect to the 38-for-1 share split effected on June 13, 2025.